Share-Based Payments - Reconciliation of Outstanding Share-Options (Details)	12 Months Ended
	Dec. 31, 2022 shares € / shares $ / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 143.98
LTI-plus program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	372,011	372,011	396,938
Forfeited, share options (in shares)	(7,932)	(7,932)	(24,927)
Granted, share options (in shares)	0	0	0
Exercised, share options (in shares)	(364,079)	(364,079)
Ending balance, share options (in shares)	0	0	372,011
thereof vested (in shares)	0	0
thereof un-vested (in shares)	0	0
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	242,416	242,416	252,766
Forfeited, share options (in shares)	(7,111)	(7,111)	(10,350)
Granted, share options (in shares)	0	0	0
Exercised, share options (in shares)	0	0
Ending balance, share options (in shares)	235,305	235,305	242,416
thereof vested (in shares)	119,291	119,291
thereof un-vested (in shares)	116,014	116,014
LTI 2021 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	110,036	110,036	0
Forfeited, share options (in shares)	(5,428)	(5,428)	0
Granted, share options (in shares)	0	0	110,036
Exercised, share options (in shares)	0	0
Ending balance, share options (in shares)	104,608	104,608	110,036
thereof vested (in shares)	27,365	27,365
thereof un-vested (in shares)	77,243	77,243
LTI 2022 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	0	0	0
Forfeited, share options (in shares)	0	0	0
Granted, share options (in shares)	396,110	396,110	0
Exercised, share options (in shares)	0	0
Ending balance, share options (in shares)	396,110	396,110	0
thereof vested (in shares)	0	0
thereof un-vested (in shares)	396,110	396,110
LTI Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | € / shares		€ 171.4
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, share options (in shares)	642,007	642,007	645,892
Forfeited, share options (in shares)	(1,040)	(1,040)	(3,885)
Exercised, share options (in shares)	(583,383)	(583,383)
Ending balance, share options (in shares)	57,584	57,584	642,007
thereof vested (in shares)	48,331	48,331
thereof un-vested (in shares)	9,253	9,253
Beginning balance, number of ordinary shares underlying options (in shares)	11,556,124	11,556,124	11,626,056
Forfeited, number of ordinary shares underlying options (in shares)	(18,720)	(18,720)	(69,932)
Exercised, number of ordinary shares underlying options (in shares)	(10,500,890)	(10,500,890)
Ending balance, number of ordinary shares underlying options (in shares)	1,036,514	1,036,514	11,556,124
thereof vested, number of ordinary shares underlying options (in shares)	869,960	869,960
thereof un-vested, number of ordinary shares underlying options (in shares)	166,554	166,554
Beginning balance, weighted-average exercise price (in euros per share) | € / shares		€ 10.23	€ 10.23
Forfeited, weighted-average exercise price (in euros per share) | € / shares		10.14	10.14
Exercised, weighted-average exercise price (in euros per share) | € / shares		10.14
Ending balance, weighted-average exercise price (in euros per share) | € / shares		11.1	€ 10.23
thereof vested, weighted-average exercise price (in euros per share) | € / shares	$ 10.14	10.14
thereof un-vested, weighted-average exercise price (in euros per share) | € / shares	$ 15.29	15.29
Weighted average share price | € / shares		€ 160.44
Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, share options (in shares)	343,854	343,854
Exercised, share options (in shares)	289,168	289,168
Ending balance, share options (in shares)	131,853	131,853